Consolidated Statements of Operations and Comprehensive Income - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of analysis of other comprehensive income by item [line items]
Net operating revenue	R$ 49,388	R$ 44,634	R$ 41,454
Cost of sales	(37,834)	(33,646)	(31,654)
Gross profit	11,554	10,988	9,800
Operating expenses
Selling expenses	(7,297)	(7,027)	(6,781)
General and administrative expenses	(1,057)	(1,032)	(948)
Depreciation and amortization	(840)	(779)	(707)
Other operating expenses, net	(216)	(579)	(567)
Total operating expenses	(9,410)	(9,417)	(9,003)
Profit from operations before net financial expenses and share of profit of associates	2,144	1,571	797
Financial expenses, net	(474)	(730)	(903)
Share of profit (loss) of associates	33	(89)	21
Income (loss) before income tax and social contribution	1,703	752	(85)
Income tax and social contribution	(449)	(297)	(24)
Net income (loss) for the year from continuing operations	1,254	455	(109)
Net income (loss) for the year from discontinued operations after tax	(74)	356	(1,036)
Net income (loss) for the year	1,180	811	(1,145)
Items that may be reclassified to profit or loss in subsequent periods:
Foreign currency translation	(24)	(20)	237
Fair value of trade receivable	8	(17)	(51)
Income taxes	2	3	15
Items that will not be reclassified to profit or loss in subsequent periods:
Other comprehensive income	(1)	(1)	(3)
Other comprehensive income (loss) for the year, net of income tax	(15)	(35)	198
Total comprehensive income (loss) for the year	1,165	776	(947)
Net income (loss) for the year attributed to:
Controlling shareholders from continuing operations	1,254	455	(109)
Controlling shareholders from discontinued operations	(61)	125	(424)
Total of controlling shareholders	1,193	580	(533)
Non-controlling shareholders from discontinued operations	(13)	231	(612)
Total of non-controlling shareholders	(13)	231	(612)
Total comprehensive income (loss) attributed to:
Controlling shareholders	1,176	551	(459)
Non-controlling shareholders	(11)	225	(488)
Total comprehensive income (loss) for the year	1,165	776	(947)
Common
Operating expenses
Net income (loss) for the year from continuing operations	441	161	(41)
Net income (loss) for the year attributed to:
Controlling shareholders from continuing operations		170	(27)
Controlling shareholders from discontinued operations	(23)	44	(159)
Total of controlling shareholders	R$ 418	R$ 205	R$ (200)
Earnings (loss) per share (R$/share) - controlling shareholders'
Basic: continuing and discontinued operations	R$ 4.1987	R$ 2.05284	R$ (2.01118)
Basic: continuing operations	4.42584	1.6173	(0.41213)
Diluted: continuing and discontinued operations	4.19870	2.05284	(2.01118)
Diluted: continuing operations	R$ 4.42584	R$ 1.61730	R$ (0.41213)
Preferred
Operating expenses
Net income (loss) for the year from continuing operations	R$ 813	R$ 294	R$ (68)
Net income (loss) for the year attributed to:
Controlling shareholders from continuing operations		312	(44)
Controlling shareholders from discontinued operations	(38)	81	(265)
Total of controlling shareholders	R$ 775	R$ 375	R$ (333)
Earnings (loss) per share (R$/share) - controlling shareholders'
Basic: continuing and discontinued operations	R$ 4.64129	R$ 2.25812	R$ (2.01118)
Basic: continuing operations	4.86842	1.77904	(0.41213)
Diluted: continuing and discontinued operations	4.60961	2.24600	(2.01118)
Diluted: continuing operations	R$ 4.83520	R$ 1.76950	R$ (0.41213)